Accrued expenses (Tables)	9 Months Ended
Sep. 30, 2022
Accrued expenses
Schedule of accrued expenses

	As of
	September 30,	December 31,
in CHF thousands	2022	2021
Accrued Expenses	10,976	16,736
Total	10,976	16,736